Cover page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Accounting Standard	U.S. GAAP
Document Registration Statement	false
Document Annual Report	true
Document Type	20-F
Document Period End Date	Dec. 31, 2021
Entity File Number	0-28998
Entity Registrant Name	ELBIT SYSTEMS LTD.
Entity Incorporation, State or Country Code	L3
Entity Address, Postal Zip Code	3100401
Title of 12(b) Security	Ordinary Shares, nominal value 1.0 New Israeli Shekel per share
Trading Symbol	ESLT
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	44,255,563
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Period Focus	FY
Entity Central Index Key	0001027664
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity Address, City or Town	Haifa
Entity Address, Country	IL
Entity Address, Address Line One	Advanced Technology Center
ICFR Auditor Attestation Flag	true
Document Fiscal Year Focus	2021
Business Contact
Document Information [Line Items]
Entity Address, Postal Zip Code	3100401
Phone Fax Number Description	8316659
City Area Code	77
Country Region	972
Contact Personnel Email Address	kobi.kagan@elbitsystems.com
Contact Personnel Name	Yaacov Kagan
Local Phone Number	294-6663
Entity Address, City or Town	Haifa
Entity Address, Country	IL
Entity Address, Address Line One	Advanced Technology Center
Entity Address, Address Line Two	P.O. Box 539